SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Inventory reserve balance	$ 395,943	$ 598,392
Patents, net of amortization	86,595	439,836
Impairment of long-lived assets	0
Revenues	607,783	66,613
Trade receivables, net of allowance of $26,000 and $45,883, respectively	49,250	5,539
Allowance for doubtful accounts	26,000	45,883
Research, development and manufacturing operations	4,140,319	1,165,193
Advertising Expense	$ 8,912	$ 3,559
Shares omitted from loss per share, anti-dilutive	28.2	2.3
Previously Reported
Finite Lived Intangible Assets [Line Items]
Trade receivables, net of allowance of $26,000 and $45,883, respectively	$ 49,250	$ 5,539
Allowance for doubtful accounts	26,000	45,883
Government Research and Development
Finite Lived Intangible Assets [Line Items]
Revenues	0	0
Patents
Finite Lived Intangible Assets [Line Items]
Patents, net of amortization	86,595	439,836
Patent activity costs	0	156
Amortization expense	37,891	45,920
Intangible assets write off charges	297,702
Patents | Awarded Patents
Finite Lived Intangible Assets [Line Items]
Patents, net of amortization	45,015	103,740
Patents | Patent Applications to be Filed
Finite Lived Intangible Assets [Line Items]
Patents, net of amortization	$ 41,580	$ 663,892
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum
Finite Lived Intangible Assets [Line Items]
Useful life	10 years